ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS - Divestiture of Discontinued Operation - Cash flows from Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows of discontinued operations:
Net cash flow provided from operating activities	$ 47.6	$ 440.1
Net cash flow provided from (used) in investing activities	296.2	(257.0)
Net cash flow of discontinued operations	0.8	(1.7)
Highland Gold Mining group
Cash flows of discontinued operations:
Cash proceeds received on completion of the sale of business	300.0
Discontinued operations
Cash flows of discontinued operations:
Net cash flow provided from operating activities	36.8	393.6
Net cash flow provided from (used) in investing activities	263.5	(218.2)
Effect of exchange rate changes on cash and cash equivalents	2.3	0.4
Net cash flow of discontinued operations	302.6	175.8
Discontinued operations | Highland Gold Mining group
Cash flows of discontinued operations:
Cash proceeds received on completion of the sale of business	300.0
Paid to settle the deferred payment obligation	141.5
Discontinued operations | Chirano Mine
Cash flows of discontinued operations:
Net cash flow provided from operating activities	10.8	46.5
Net cash flow provided from (used) in investing activities	32.7	(38.8)
Effect of exchange rate changes on cash and cash equivalents	(0.7)	0.1
Net cash flow of discontinued operations	42.8	$ 7.8
Discontinued operations | Chulbatkan license
Cash flows of discontinued operations:
Cash proceeds received on completion of the sale of business	$ 60.0